EQUITY - Company Share Repurchase Program (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common shares
EQUITY
Shares to be acquired under repurchase program	0	583,422
Preferred shares
EQUITY
Shares to be acquired under repurchase program	0	37,736,465